Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

20. Income taxes

During the three and nine months ended September 30, 2020 and 2019, the Company recorded no income tax benefits for the net operating losses incurred or research and development tax credits earned in each interim period due to its uncertainty of realizing a benefit from those items.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s cumulative net losses and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the net deferred tax assets as of September 30, 2020 and December 31, 2019. Management reevaluates the positive and negative evidence at each reporting period.

It is the Company’s policy to include penalties and interest expense related to income taxes as a component of income tax expense, as necessary. As of September 30, 2020 or December 31, 2019, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s condensed consolidated statements of operations and comprehensive loss for any of the three or nine months ended September 30, 2020 or 2019.

20. Income taxes

During the years ended December 31, 2018 and 2019, the Company recorded no income tax benefits for the net operating losses incurred and research and development tax credits earned in each year or interim period due to its uncertainty of realizing a benefit from those items.

The reconciliation of the US statutory income tax rate to the Company’s effective tax rate for the years ended December 31, 2018 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2018	2019
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	7.4	7.5
Federal and state research and development credits	2.0	3.7
Non-deductible items	(1.3)	(0.4)
Change in valuation allowance	(29.3)	(31.9)
Other	0.2	0.1

Effective income tax rate	—%	—%

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforwards	$18,428	$21,496
Capitalized license and research and development payments	4,130	3,928
Research and development credits	4,236	8,127
Deferred revenue	—	15,186
Deferred rent	284	2,902
Accrued bonus	479	825
Stock compensation	1,131	2,590
Other temporary differences	148	127

Total deferred tax assets	28,836	55,181
Valuation allowance	(28,445)	(53,285)

Deferred tax assets	391	1,896
Deferred tax liabilities:
Depreciation	(391)	(1,896)

Net deferred taxes	$—	$—

As of December 31, 2019, the Company had federal and state net operating loss carryforwards of $78.3 million and $80.0 million, respectively, which may be available to offset future taxable income. During the year ended December 31, 2019, the Company generated a federal net operating loss of $41.9 million which has an indefinite carryforward period. The remaining $36.4 million of federal net operating loss carryforwards and the Company’s state net operating loss carryforwards would begin to expire in 2035. As of December 31, 2019, the Company had federal and state research and development credit carryforwards of $5.8 million and $2.7 million, respectively, which may be available to offset future income tax liabilities and which would begin to expire in 2035 and 2031, respectively. The federal and state income tax returns are generally subject to tax examinations for the tax years ending December 31, 2016 through 2019. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service, state or foreign tax authorities to the extent utilized in a future period.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s cumulative net losses and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the net deferred tax assets as of December 31, 2018 and 2019. Management reevaluates the positive and negative evidence at each reporting period. Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2018 and 2019 were primarily due to the increase in net operating loss carryforwards and totaled $13.0 million and $24.8 million, respectively.

The Company has not recorded any amounts for unrecognized tax benefits as of December 31, 2018 or 2019.

The Company does not have any uncertain tax positions. The Company has not conducted a study of its research and development credit carryforwards. This study may result in an adjustment to research and development credit carryforwards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s research and development credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the consolidated balance sheet or statement of operations if an adjustment were required.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. Net operating losses are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not yet conducted a study to determine if any such changes have occurred that could limit its ability to use the net operating losses and tax credit carryforwards.

It is the Company’s policy to include penalties and interest expense related to income taxes as a component of income tax expense, as necessary. As of December 31, 2018 or 2019, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s consolidated statements of operations and comprehensive loss.

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act (CARES Act) was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (2017 Tax Act). Corporate taxpayers may carryback NOLs originating during 2018 through 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for tax years beginning January 1, 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.

In addition, the CARES Act raises the corporate charitable deduction limit to 25% of taxable income and makes qualified improvement property generally eligible for 15-year cost-recovery and 100% bonus depreciation.